Net Loss Per Share - Schedule of Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Net loss			$ (56,093)	$ (8,409)
Net loss, basic	$ (25,772)	$ (9,398)
Net loss, diluted	$ (25,772)	$ (9,398)
Weighted average common stock outstanding, basic (in shares)	81,009,268	49,131,554	52,888,268,000	49,676,523,000
Weighted average common stock outstanding, diluted (in shares)	81,009,268	49,131,554	52,888,268,000	49,676,523,000
Net loss per common share, basic (in dollars per share)	$ (0.32)	$ (0.19)	$ (1.06)	$ (0.17)
Net loss per common share, diluted (in dollars per share)	$ (0.32)	$ (0.19)	$ (1.06)	$ (0.17)